Stockholders' Equity - Summary of Other Equity Reserves (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$ 21,288	$ 31,293
Cumulative actuarial losses	(10,931)	(10,934)
Effects associated with CEMEX's convertible securities	3,427	4,761
Treasury shares held by subsidiaries	(301)	(327)
Other equity reserves	$ 13,483	$ 24,793